Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity {1}
Stockholders' Equity

NOTE 2 – Stockholders’ Equity

Common Stock

In March 2015, the Company issued 5,000 shares of stock to a director. The Company also issued 2,500 shares of stock to an officer, and an aggregate of 10,519 shares of stock to two consultants, subject to vesting restrictions. The shares were issued pursuant to the 2013 Plan. The shares were valued at $10.60 or $191,000. During the years ended December 31, 2016 and 2015, 1,501 and 16,159 of the shares vested, respectively. The 1,501 shares unvested at December 31, 2015 (valued at $15,905) was reflected as prepaid assets.

In August 2015, in conjunction with the hiring of Ron Fisher, the Company's Vice President of Business Development, the Company issued to Mr. Fisher 1,250 shares of common stock, subject to performance-based vesting restrictions.

In November 2015, the Company issued 313 shares of common stock to an employee valued at $13.00 per share, or $4,063, and issued 1,250 shares of common stock to an employee valued at $12.30 per share, or $15,375.

Effective March 17, 2016, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State.  The Certificate of Change provided for both a reverse stock split of the outstanding shares of our common stock on a 1-for-100 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock decreased from 311,484,918 pre-Reverse Stock Split shares to 3,114,855 post-Reverse Stock Split shares (after adjustment for any fractional shares). Pursuant to the Share Decrease, the number of authorized shares of our common stock decreased from 375,000,000 to 3,750,000 shares of common stock.  All amounts shown for common stock included in these financial statements are presented post-Reverse Stock Split.

In February 2016, the Company issued 313 shares of common stock to a new employee, valued at $9.64 per share, or $3,012.

In March 2016, the Company issued 1,540 shares of common stock to a consultant, valued at $9.74 per share, or $14,999.

In April 2016, the Company issued 1,764 shares of common stock to a consultant, valued at $8.50per share, or $15,000.

In May 2016, the Company issued 1,230 shares of common stock to a consultant, valued at $6.10 per share, or $7,499.

In June 2016, the Company issued 1,257 shares of common stock to a consultant, valued at $5.964 per share, or $7,498.

In July 2016, the Company issued 2,083 shares of common stock to a consultant, valued at $6.00 per share, or $12,501.

In July 2016, the Company issued 15,500 shares of common stock to an employee, valued at $5.92 per share, or $91,760.

On April 28, 2016, the Company's Amended and Restated Articles of Incorporation were amended to increase the number of authorized shares of the Company's common stock from 3,750,000 to 7,500,000 shares of common stock.  As of December 31, 2016, the Company had 7,500,000 shares of authorized common stock, $0.001 par value per share.

As of December 31, 2016 and 2015, there were 3,133,789 and 6,239,073 shares of common stock issued and outstanding, respectively.

Deferred Compensation

During July 2014, the Company issued to three employees an aggregate of 30,000 shares of the Company’s common stock, subject to restrictions, pursuant to the 2013 Plan. Such shares were valued at the fair value of $774,000 or $25.80 per share. This compensation is being expensed over the vesting period. As of December 31, 2016 and 2015, the balance of unvested compensation cost expected to be recognized was $64,500 (2,500 shares valued at $25.80) and $387,000 (15,000 shares valued at $25.80), respectively, and is recorded as a reduction of stockholders’ equity. The unvested compensation is being recognized over the weighted average period of approximately 2 years (through July 2017).

In November 2014, the Company issued 7,500 shares of stock to a director, subject to restrictions, pursuant to the Company's 2013 Equity Incentive Plan (the “2013 Plan”). The shares were valued at $18.80 or $141,000. All shares vested during the year ended December 31, 2015.

As described under the Common Stock heading above, the Company issued 5,000 shares of stock to a director in March 2015. The Company also issued 2,500 shares of stock to an officer, and an aggregate of 10,519 shares of stock to two consultants, subject to vesting restrictions. The shares were issued pursuant to the 2013 Plan. The shares were valued at $10.60 or $191,000. 16,519 of the shares vested during the year ended December 31, 2015. The remaining 1,501 shares vested during the year ended December 31, 2016 (valued at $15,905).

As described under the Common Stock heading above, in August 2015, the Company issued 1,250 shares of stock to an employee, subject to performance-based vesting restrictions, pursuant to the Company's 2013 Equity Incentive Plan (the “2013 Plan”). The shares were valued at $11.80 or $14,750. As of December 31, 2016, 1,000 of the 1,250 shares are unvested. All of the 1,250 shares were unvested as of December 31, 2015.

As of December 31, 2016 and 2015, the balance of unvested compensation cost expected to be recognized was $167,562 and $418,547, respectively and is recorded as prepaid stock compensation. The unvested compensation is being recognized over the weighted average period of approximately 2 years (through July, 2017).

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value. No shares of preferred stock were issued and outstanding at December 31, 2016 and 2015.

Stock Options

On April 28, 2016, at the Annual Meeting of Stockholders of the Company, the Company's stockholders approved an amendment to the 2013 Plan to increase the number of shares of the Company's common stock reserved for issuance under the 2013 Plan by 319,269 shares of our common stock to a total of 375,000 shares (on a post-Reverse Stock Split basis). As of December 31, 2016, an aggregate of 750 shares and 199,669 shares of common stock were reserved for issuance under the 2011 Plan and the 2013 Plan, respectively.

During 2016, the Company granted a total of 73,688 options to 10 employees with vesting periods ranging from 3 to 4 years beginning March 14, 2017. In 2016, 2,938 options vested, and $168,411 of compensation cost had been recognized during the year. As of December 31, 2016, there were options to purchase 101,188 shares outstanding under the plans. Of this amount, there are vested options exercisable into 2,938 shares of common stock. As of December 31, 2016, the Company had 200,419 shares reserved for future grant under its plans and there were no shares exercised during the years ended December 31, 2016 or 2015.

During 2015, the Company granted a total of 28,438 options to three employees with vesting periods ranging from one to four years beginning August 10, 2015. As of December 31, 2015, none of the option grants had vested, and only a nominal amount of compensation cost had been recognized during the year. The weighted average period over which total compensation cost of the options of $306,796 will be recognized is 3.81 years. The weighted average exercise price of the options was $11.88 and the weighted average fair value of the options on the dates of grant was $11.82.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company's stock on the dates of grant. Stock options are typically granted throughout the year and generally vest over four years of service and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2016 and 2015 is $341,558 and $518,438, respectively. There was no capitalized share-based compensation cost as of December 31, 2016 and 2015, and there were no recognized tax benefits during the years ended December 31, 2016 and 2015.

To estimate the value of an award, the Company uses the Black-Scholes option-pricing model. This model requires inputs such as expected life, expected volatility and risk-free interest rate. The forfeiture rate also impacts the amount of aggregate compensation. These inputs are subjective and generally require significant analysis and judgment to develop. While estimates of expected life, volatility and forfeiture rate are derived primarily from the Company’s historical data, the risk-free rate is based on the yield available on U.S. Treasury constant maturity rates with similar terms to the expected term of the stock option awards. The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the years ended December 31, 2016 and 2015:

Assumptions:

	2016	2015

Dividend yield	0.00	0.00
Risk-free interest rate	1.13-2.32%	2.24-2.32%
Expected volatility	67.3-78.9%	80.5-184%
Expected life (in years)	10	10

Option activity for the year ended December 31, 2016 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2015	28,438	11.90	9.65	-
Granted	73,688	7.09	9.53	-
Exercised	-	-	-	-
Forfeited or cancelled	(938)	13.00	-	-

Options outstanding at December 31, 2016	101,188	8.39	9.29	-
Options expected to vest in the future as of December 31, 2016	98,250	8.29	9.30	-
Options exercisable at December 31, 2016	2,938	11.78	8.78	-
Options vested, exercisable and options expected to vest at December 31, 2016	101,188	8.39	9.29	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the $3.24 closing price of our Common Stock on December 31, 2016. None of the options have an exercise price currently below $3.24.

At December 31, 2016 and 2015, there was $452,551 and $619,300, respectively, of unrecognized share-based compensation expense related to unvested share options with a weighted average remaining recognition period of 9.29 and 9.65 years, respectively.

Warrants

At December 31, 2016, the Company had two outstanding warrants to purchase a total of 80,000 shares of common stock at an exercise price of $8.10 per share. If not exercised, the warrants to purchase 80,000 shares will expire on October 17, 2019.

At December 31, 2015, the Company had two outstanding warrants to purchase a total of 12,500 shares of common stock at an exercise price of $16.00 per share. Warrants to purchase 10,938 shares expired on January 10, 2016 and warrants to purchase 1,563 expired on June 4, 2016.

During the year ended December 31, 2015, a warrant to purchase 10,186 shares of common stock at an exercise price of $30.00 per share as well as a warrant to purchase 71,297 shares of common stock at an exercise price of $30.00 per share expired.

Stockholders' Equity.

NOTE 2 – Stockholders’ Equity

                Common Stock

Effective March 17, 2016, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State. The Certificate of Change provided for both a reverse stock split of the outstanding shares of our common stock on a 1-for-100 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock on March 17, 2016 decreased from 622,969,835 pre-Reverse Stock Split shares to 6,229,710 post-Reverse Stock Split shares (after adjustment for any fractional shares). Pursuant to the Share Decrease, the number of authorized shares of our common stock decreased from 750,000,000 to 7,500,000 shares of common stock. All amounts shown for common stock included in these financial statements are presented post-Reverse Stock Split.

On April 28, 2016, the Company’s Amended and Restated Articles of Incorporation were amended to increase the number of authorized shares of the Company’s common stock from 7,500,000 to 15,000,000 shares of common stock.

Effective February 15, 2017, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State. The Certificate of Change provided for both a reverse stock split of the outstanding shares of our common stock on a 1-for-2 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock on February 15, 2017 decreased from 6,307,577 pre-Reverse Stock Split shares to 3,153,801 post-Reverse Stock Split shares (after adjustment for any fractional shares). Pursuant to the Share Decrease, the number of authorized shares of our common stock decreased from 15,000,000 to 7,500,000 shares of common stock, $0.001 par value per share. As of March 31, 2017, the Company had 7,500,000 shares of authorized common stock, $0.001 par value per share.

In January, 2017, the Company issued 20,000 shares of common stock to two directors in equal amounts of 10,000 shares each, valued at $1.72 per share, or $34,404.

In February, 2017, the Company issued 5,232 shares of common stock to a director valued at $3.25 per share, or $17,004.

On February 14, 2017, The NASDAQ Stock Market LLC informed the Company that it had approved the listing of the Company’s common stock The NASDAQ Capital Market, effective as of February 15, 2017. The Company’s common stock ceased trading on the OTCQB on February 15, 2017, and on such date the common stock commenced trading on The NASDAQ Capital Market under the ticker symbol “SGLB”.

As of March 31, 2017 and 2016, there were 4,570,199 and 3,133,789 shares of common stock issued and outstanding, respectively.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value. No shares of preferred stock were issued and outstanding at March 31, 2017 and 2016.

Stock Options

During the quarter ended March 31, 2017, the Company granted a total of 123,750 options to an officer with an eighteen month vesting period. The weighted average period over which total the compensation cost of the options of $278,314 ($162,350 in 2017) will be recognized is 1.5 years. The weighted average exercise price of all outstanding options as of March 31, 2107 is $4.00 and the weighted average fair value of the options on the grant dates was $2.85. The estimated fair value of the options was determined using the Black-Scholes pricing model using the following assumptions:

Expected term:	1.5 - 10 years
Volatility:	67.3 – 139.5%
Dividend yield:	0.00%
Risk-free interest rate:	.79 - 2.32%

                Warrants

As of March 31, 2017, the Company had outstanding warrants to purchase a total of 80,000 shares of common stock at an exercise price of $4.13 per share. If not exercised, the warrants to purchase the 80,000 shares will expire on October 17, 2019. In addition, as of March 31, 2017, the Company had outstanding warrants to purchase a total of 1,621,500 shares of common stock at an exercise price of $4.00 per share. If not exercised, the warrants to purchase the 1,621,500 shares will expire on February 21, 2022. The 1,621,500 warrants trade on The NASDAQ Capital Market under the ticker symbol “SGLBW”.

                Unit Purchase Option

On February 15, 2017, Sigma Labs, Inc. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) with Dawson James Securities, Inc., as underwriter (the “Underwriter”) in connection with a public offering (the “Offering”) of the Company’s securities. Pursuant to the Underwriting Agreement, the Company has granted the Underwriter the right to purchase from the Company 70,500 Units at an exercise price equal to 125% of the public offering price of the Units in the Offering, or $5.1625 per Unit. The Unit Purchase Option has a term of five years and is not redeemable by us. A “Unit” is defined as of one share of the Company’s common stock, par value $0.001 per share and one warrant to purchase one share of the Company’s common stock, par value $0.001 per share, at an exercise price of $4.00 per share.